Note 21 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 4,334,548	$ 3,745,835
Depreciation and amortization	127,934	110,140
Operating earnings (loss)	244,892	219,026
Other income, net	5,810	146
Interest expense, net	(47,364)	(25,191)
Income taxes	56,317	48,974
Net earnings	147,021	145,007
Total assets	3,625,743	2,774,514
Total additions to long lived assets	727,942	211,162
Income taxes	(56,317)	(48,974)
FirstService Residential Segment [Member]
Revenues	1,996,823	1,772,258
Depreciation and amortization	33,114	28,611
Operating earnings (loss)	155,044	138,873
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	939,586	836,691
Total additions to long lived assets	139,174	56,354
Income taxes
FirstService Brands Segment [Member]
Revenues	2,337,725	1,973,577
Depreciation and amortization	94,729	81,439
Operating earnings (loss)	126,468	111,638
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	2,679,848	1,931,847
Total additions to long lived assets	588,768	152,960
Income taxes
Corporate Segment [Member]
Revenues	0	0
Depreciation and amortization	91	90
Operating earnings (loss)	(36,620)	(31,485)
Other income, net
Interest expense, net
Income taxes
Net earnings
Total assets	6,309	5,976
Total additions to long lived assets	0	1,848
Income taxes